Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock ($0.0001 par value)
Amount Registered | shares	2,446,656
Proposed Maximum Offering Price per Unit	0.08
Maximum Aggregate Offering Price	$ 195,732.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27.03
Offering Note	Represents 2,446,656 shares of common stock that may be issued to the Selling Stockholder pursuant to the Standby Equity Commitment Agreement.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the closing price of the Company’s common stock of $0.0800 per share on March 2, 2026. The Standby Equity Commitment Agreement provides for the potential sale of up to $5,000,000 of common stock; however, this registration statement registers only 2,446,656 shares, representing approximately $195,732.48. Additional shares that the Company may elect to sell under the Standby Equity Commitment Agreement will require the filing and effectiveness of an additional registration statement.